NOTE 7 - INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Expected federal income tax benefit	$ (2,211,800)	$ (1,471,700)
Stock expense	215,600	357,000
Stock option and warrant expense	70,900	121,300
Other	362,500	70,700
Change in valuation allowance	1,562,800	922,700
Income tax benefit	$ 0	$ 0